Shareholder Report, Holdings (Details) - C000005442	Jun. 30, 2024
T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.20%
T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
T. Rowe Price Institutional Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%